UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

22	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited)

February 29, 2012

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.9%
Bank Notes — 1.2%
JPMorgan Chase Bank N.A.	0.595%	12/18/12	$200,000,000	$200,000,000	(a)
Certificates of Deposit — 27.2%
Bank of Montreal Chicago	0.120%	3/13/12	335,000,000	335,000,000
Bank of Nova Scotia	0.740%	6/11/12	25,000,000	25,013,335	(a)
Bank of Nova Scotia	0.350%	8/10/12	136,000,000	136,000,000
Bank of Nova Scotia	0.620%	11/9/12	200,000,000	200,000,000	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	4/2/12	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.570%	5/3/12	100,000,000	100,010,474
Bank of Tokyo-Mitsubishi UFJ NY	0.510%	5/25/12	100,000,000	100,000,000
Barclays Bank PLC	0.420%	3/12/12	240,000,000	240,000,000
Canadian Imperial Bank	0.350%	6/1/12	20,000,000	20,000,000
Canadian Imperial Bank	0.767%	7/17/12	67,250,000	67,287,644	(a)
Credit Suisse NY	0.629%	3/30/12	125,000,000	125,000,000	(a)
Deutsche Bank AG NY	0.580%	4/11/12	150,000,000	150,000,000
Deutsche Bank AG NY	0.500%	4/25/12	100,000,000	100,000,000
Deutsche Bank AG NY	0.743%	10/19/12	60,000,000	60,000,000	(a)
DnB NOR Bank ASA	0.530%	4/11/12	165,000,000	165,000,000
National Australia Bank of NY	0.380%	3/5/12	100,000,000	99,999,945
National Australia Bank of NY	0.010%	3/5/13	75,000,000	75,000,000
National Bank of Canada NY	0.335%	8/24/12	200,000,000	200,000,000	(a)
Nordea Bank Finland PLC	0.600%	8/1/12	245,000,000	245,000,000
Rabobank Nederland	0.460%	4/13/12	100,000,000	100,000,000
Societe Generale NY	0.920%	5/9/12	225,000,000	225,000,000	(a)
Standard Chartered Bank NY	0.720%	8/31/12	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.	0.480%	4/5/12	320,000,000	320,000,000
Svenska Handelsbanken AB	0.505%	3/20/12	75,000,000	75,000,198
Svenska Handelsbanken AB	0.375%	6/6/12	75,000,000	75,000,000
Svenska Handelsbanken AB	0.600%	7/26/12	124,150,000	124,157,543
Toronto Dominion Bank NY	0.380%	5/4/12	150,000,000	150,000,000
Toronto Dominion Bank NY	0.280%	8/27/12	97,000,000	97,000,000
Toronto Dominion Bank NY	0.542%	2/4/13	50,000,000	50,000,000	(a)
UBS AG Stamford Branch	0.500%	5/14/12	100,000,000	100,000,000
UBS AG Stamford Branch	0.480%	5/15/12	212,000,000	212,000,000
Westpac Banking Corp.	0.715%	8/17/12	46,000,000	46,051,670	(a)
Total Certificates of Deposit				4,417,520,809
Certificates of Deposit (Euro) — 0.6%
ANZ Banking Group Ltd.	0.445%	4/19/12	100,000,000	100,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	23

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 27.8%
ASB Finance Ltd.	0.388%	5/16/12	$50,000,000	$49,994,748	(b)
Australia & New Zealand Banking Group Ltd.	0.501%	5/15/12	200,000,000	199,791,667	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.351%	8/27/12	35,000,000	34,939,090	(b)(c)
Barclays US Funding LLC	0.601%	4/24/12	65,000,000	64,941,500	(c)
Caisse D’Amortissement de la Dette Sociale	0.537%	5/25/12	200,000,000	199,994,852	(b)
Commonwealth Bank of Australia	0.386%	3/2/12	150,000,000	149,998,396	(b)(c)
Commonwealth Bank of Australia	0.180%	5/24/12	25,000,000	24,989,500	(b)(c)
Commonwealth Bank of Australia	0.180%	5/25/12	75,000,000	74,968,125	(b)(c)
Commonwealth Bank of Australia	0.401%	6/15/12	24,400,000	24,371,262	(b)(c)
Credit Suisse NY	0.601%	4/4/12	225,000,000	224,872,500	(c)
DBS Bank Ltd.	0.481%	4/16/12	75,000,000	74,954,000	(b)(c)
DnB NOR Bank ASA	0.365%	4/2/12	150,000,000	150,000,000	(a)(b)
General Electric Capital Corp.	0.331%	3/6/12	50,000,000	49,997,708	(c)
General Electric Capital Corp.	0.331%	3/6/12	50,000,000	49,997,708	(c)
General Electric Capital Corp.	0.331%	3/7/12	130,000,000	129,992,850	(c)
General Electric Capital Corp.	0.381%	4/16/12	175,000,000	174,915,028	(c)
HSBC Bank PLC	0.461%	3/26/12	75,000,000	74,976,042	(b)(c)
HSBC Bank PLC	0.336%	8/15/12	150,000,000	149,766,896	(b)(c)
ING U.S. Funding LLC	0.551%	4/18/12	65,000,000	64,952,333	(c)
ING U.S. Funding LLC	0.702%	8/3/12	200,000,000	199,397,222	(c)
JPMorgan Chase	0.180%	4/24/12	150,000,000	149,959,500	(c)
National Bank of Canada	0.441%	3/7/12	75,000,000	74,994,500	(c)
Nestle Capital Corp.	0.331%	7/23/12	185,000,000	184,755,800	(b)(c)
Nordea North America Inc.	0.511%	3/7/12	125,000,000	124,989,375	(c)
Rabobank USA Finance Corp.	0.395%	5/15/12	225,000,000	224,814,843	(c)
Shell International Finance BV	0.080%	3/1/12	100,000,000	100,000,000	(b)(c)
Siemens Capital Co. LLC	0.120-0.130%	3/1/12	185,000,000	185,000,000	(b)(c)
Siemens Capital Co. LLC	0.120-0.130%	3/1/12	48,850,000	48,850,000	(b)(c)
Skandinaviska Enskilda Banken AG	0.631%	4/3/12	157,000,000	156,909,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.601%	4/11/12	135,000,000	134,907,750	(b)(c)
Straight-A Funding LLC	0.180%	5/14/12	100,000,000	99,963,000	(b)(c)
Straight-A Funding LLC	0.180%	5/18/12	50,000,000	49,980,500	(b)(c)
Swedbank	0.601%	4/20/12	45,000,000	44,962,500	(c)
Swedbank	0.601%	4/26/12	80,000,000	79,925,334	(c)
Total Capital SA	0.090-0.100%	3/1/12	340,000,000	340,000,000	(b)(c)
Total Capital SA	0.090-0.100%	3/1/12	77,000,000	77,000,000	(b)(c)
Toyota Motor Credit Corp.	0.501%	5/31/12	125,000,000	124,842,014	(c)
Toyota Motor Credit Corp.	0.411%	8/31/12	65,000,000	64,864,529	(c)

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Westpac Banking Corp.	0.501%	7/10/12	$70,000,000	$69,872,639	(b)(c)
Total Commercial Paper				4,504,403,044
Corporate Bonds & Notes — 2.5%
Commonwealth Bank of Australia	0.707%	11/26/12	50,000,000	50,000,000	(a)(b)
HSBC Bank PLC	0.987%	8/3/12	30,000,000	30,054,391	(a)(b)
ING Bank NV	1.379%	3/30/12	65,000,000	65,020,080	(a)(b)
JPMorgan Chase & Co., Senior Notes	5.375%	10/1/12	9,500,000	9,754,996
Svenska Handelsbanken AB	0.690%	12/7/12	99,700,000	99,700,000	(a)(b)
Target Corp., Senior Notes	0.610%	1/11/13	98,160,000	98,160,000	(a)
Westpac Banking Corp.	0.623%	11/6/12	60,000,000	60,000,000	(a)(b)
Total Corporate Bonds & Notes				412,689,467
Medium-Term Notes — 1.0%
Toyota Motor Credit Corp.	0.765%	10/18/12	100,000,000	100,000,000	(a)
Westpac Banking Corp.	0.703%	11/27/12	65,000,000	65,000,000	(a)
Total Medium-Term Notes				165,000,000
Sovereign Bonds — 0.2%
Province of Ontario Canada	0.943%	5/22/12	25,000,000	25,031,032	(a)
Supranationals/Sovereigns — 0.5%
Royal Bank of Scotland PLC	1.500%	3/30/12	75,000,000	75,067,884	(b)
Time Deposits — 26.8%
Bank of America Grand Cayman	0.010%	3/1/12	400,000,000	400,000,000
Bank of Nova Scotia	0.110%	3/1/12	200,000,000	200,000,000	(b)
Bank of Tokyo Mitsubishi	0.120%	3/1/12	268,919,000	268,919,000
Barclays Bank PLC Grand Cayman	0.120%	3/1/12	155,000,000	155,000,000
Citibank Canada Toronto Branch	0.120%	3/1/12	200,000,000	200,000,000
Deutsche Bank AG NY	0.100%	3/1/12	200,000,000	200,000,000
DnB NOR Bank ASA	0.130%	3/1/12	275,000,000	275,000,000
JPMorgan Chase Bank Grand Cayman	0.010%	3/1/12	172,246,000	172,246,000
National Australia Bank Grand Cayman	0.110%	3/1/12	420,000,000	420,000,000
Nordea Finland Grand Cayman	0.120%	3/1/12	220,000,000	220,000,000
Northern Trust Corp.	0.070%	3/1/12	590,000,000	590,000,000
Rabobank International Grand Cayman	0.100%	3/1/12	100,000,000	100,000,000
Royal Bank of Canada Toronto	0.050%	3/1/12	150,000,000	150,000,000
Royal Bank of Scotland Cayman	0.120%	3/1/12	200,000,000	200,000,000
Skandinaviska Enskilda Cayman	0.120%	3/1/12	285,000,000	285,000,000
Svenska Handelsbanken Grand Cayman	0.130%	3/1/12	205,000,000	205,000,000
Swedbank Grand Cayman	0.130%	3/1/12	300,000,000	300,000,000
Total Time Deposits				4,341,165,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.290%	1/10/13	$50,000,000	$50,026,162	(a)
Federal National Mortgage Association (FNMA), Notes	0.234%	7/26/12	76,150,000	76,148,482	(a)
Federal National Mortgage Association (FNMA), Notes	0.266%	8/23/12	51,000,000	50,992,577	(a)
Federal National Mortgage Association (FNMA), Notes	0.300%	11/23/12	50,000,000	50,022,145	(a)
Total U.S. Government Agencies				227,189,366
U.S. Treasury Bills — 1.1%
U.S. Treasury Bills	0.145%	8/30/12	80,000,000	79,941,355	(c)
U.S. Treasury Bills	0.140%	2/7/13	100,000,000	99,866,611	(c)
Total U.S. Treasury Bills				179,807,966
U.S. Treasury Notes — 5.0%
U.S. Treasury Notes	0.375%	8/31/12	100,000,000	100,141,124
U.S. Treasury Notes	1.375%	10/15/12	125,000,000	125,943,130
U.S. Treasury Notes	1.375%	11/15/12	42,614,000	42,988,052
U.S. Treasury Notes	0.625%	12/31/12	70,000,000	70,275,129
U.S. Treasury Notes	1.375%	1/15/13	324,610,000	328,104,868
U.S. Treasury Notes	1.375%	3/15/13	149,170,000	150,973,912
Total U.S. Treasury Notes				818,426,215
Repurchase Agreements — 5.6%
Barclays Capital Inc., tri-party repurchase agreement dated 2/29/12; Proceeds at maturity — $315,001,663; (Fully collateralized by U.S. government obligations, 2.375% due 6/30/18; Market value — $321,300,016)	0.190%	3/1/12	315,000,000	315,000,000
Interest in $2,500,000,000 joint tri-party repurchase agreement dated 2/29/12 with RBS Securities Inc.; Proceeds at maturity — $600,002,500; (Fully collateralized by various U.S. government obligations, 0.375% to 4.625% due 4/30/12 to 5/15/19; Market value — $612,000,446)	0.150%	3/1/12	600,000,000	600,000,000
Total Repurchase Agreements				915,000,000
Total Investments — 100.9% (Cost — $16,381,300,783#)				16,381,300,783
Liabilities in Excess of Other Assets — (0.9)%				(149,338,050)
Total Net Assets — 100.0%				$16,231,962,733

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2012

ASSETS:
Investments, at value	$16,381,300,783
Cash	187
Receivable for securities sold	300,183,746
Interest receivable	7,165,848
Total Assets	16,688,650,564

LIABILITIES:
Payable for securities purchased	454,941,355
Investment management fee payable	1,183,045
Trustees’ fees payable	17,593
Accrued expenses	545,838
Total Liabilities	456,687,831
Total Net Assets	$16,231,962,733

Represented by:
Paid-in capital	$16,231,962,733

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended February 29, 2012

Investment Income:
Interest	$24,891,976

Expenses:
Investment management fee (Note 2)	8,418,899
Fund accounting fees	705,604
Legal fees	188,729
Trustees’ fees	166,780
Custody fees	63,478
Audit and tax	19,692
Miscellaneous expenses	47,423
Total Expenses	9,610,605
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,191,706)
Net Expenses	8,418,899
Net Investment Income	16,473,077
Net Realized Loss on Investment	(1,847,588)
Increase in Net Assets from Operations	$14,625,489

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$16,473,077	$53,325,292
Net realized gain (loss)	(1,847,588)	3,363,355
Increase in Net Assets From Operations	14,625,489	56,688,647

Capital Transactions:
Proceeds from contributions	21,019,559,380	60,443,374,299
Value of withdrawals	(24,630,818,830)	(57,032,247,066)
Increase (Decrease) in Net Assets From Capital Transactions	(3,611,259,450)	3,411,127,233
Increase (Decrease) in Net Assets	(3,596,633,961)	3,467,815,880

Net Assets:
Beginning of period	19,828,596,694	16,360,780,814
End of period	$16,231,962,733	$19,828,596,694

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	29

Financial highlights

For the years ended August 31, unless otherwise noted:
	2012[1]		2011	2010	2009	2008	2007

Net assets, end of period (millions)	$16,232		$19,829	$16,361	$14,721	$19,282	$7,272
Total return[2]	0.10%		0.25%	0.26%	1.42%	3.87%	5.40%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.10%	0.11%	0.11%	0.11%[4]
Net expenses[5,6,7]	0.10	[3]	0.10	0.10	0.10	0.10	0.10 [4]
Net investment income	0.20	[3]	0.24	0.25	1.34	3.52	5.26

[1]	For the six months ended February 29, 2012 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have not changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.10%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	31

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,381,300,783	—	$16,381,300,783

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

32	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2012, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $1,191,706.

The investment manager is permitted to recapture amounts previously waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	33

operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 29, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

34	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to

Prime Cash Reserves Portfolio 2012 Semi-Annual Report	35

obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing

36	Prime Cash Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

Prime Cash Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

38	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark

Prime Cash Reserves Portfolio	39

and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2011 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), actual fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to those different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market

40	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2013.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Feeder Fund’s Contractual Management Fee does not have breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Master Portfolio Trust

Date:	April 25, 2012